NOTES PAYABLE - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Aug. 10, 2020	May 01, 2020
Debt Instrument [Line Items]
Proceeds from issuance of notes payable		$ 1,067
Hyperfine PPP loan
Debt Instrument [Line Items]
Amount of note payable			$ 889
Liminal PPP loan
Debt Instrument [Line Items]
Amount of note payable				$ 178
Payroll Protection Program
Debt Instrument [Line Items]
Proceeds from issuance of notes payable	$ 1,067